Commitments and contingencies (Details) $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended	30 Months Ended
	Jun. 28, 2019	Mar. 31, 2019 rig	Jun. 30, 2021 USD ($) contract	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) contract
Guarantor Obligations [Line Items]
Number of newbuilding contracts cancelled | contract			8		8
Number of rigs included in legal proceedings | rig		8
Costs to repair equipment			$ 23.0
Insurance deductible			1.3
Recovered from insurance					$ 15.3
Insurance receivable			$ 6.4	$ 4.0	$ 6.4
Insurance Recoveries, Loss Of Hire				$ 19.0
Nigeria | Seadrill Mobile Units (Nigeria) Ltd
Guarantor Obligations [Line Items]
Contract revenue, surcharge	2.00%